Staff costs (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Staff Costs

	2021 RMB million	2020 RMB million	2019 RMB million
Salaries, wages and welfare	23,441	22,592	24,647
Defined contribution retirement scheme	2,802	2,183	2,794
Other retirement welfare subsidy	50	72	206

	26,293	24,847	27,647